INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Income tax [Abstract]
Schedule of major components of tax expense (income)

For the years ended December 31	2024	2023
Tax on profit
Current tax
Charge for the year	$1,063	$694
Adjustment in respect of prior years[1]	9	(14)
	$1,072	$680
Deferred tax
Origination and reversal of temporary differences in the current year	$478	$144
Adjustment in respect of prior years[1]	(30)	37
	$448	$181
Income tax expense	$1,520	$861
Tax expense related to continuing operations
Current
Canada	$8	($3)
International	1,064	683
	$1,072	$680
Deferred
Canada	$4	$—
International	444	181
	$448	$181
Income tax expense	$1,520	$861
[1]Includes adjustments to equalize the difference between prior year's tax return and the year-end provision.
Schedule of reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2024	2023
At 26.5% statutory rate	$1,221	$746
Increase (decrease) due to:
Allowances and special tax deductions[1]	(211)	(184)
Impact of foreign tax rates[2]	18	(79)
Non-deductible expenses / (non-taxable income)	111	72
Goodwill impairment charges not tax deductible	145	—
Taxable gains on sales of non-current assets	2	6
Net currency translation losses on current and deferred tax balances	52	289
Tax impact from pass-through entities and equity accounted investments	(263)	(183)
Current year tax results sheltered by previously unrecognized deferred tax assets	(5)	(22)
Recognition and derecognition of deferred tax assets	(26)	(142)
Settlements and adjustments in respect of prior years	116	23
Increase to income tax related contingent liabilities	1	54
Impact of tax rate changes	—	(2)
Withholding taxes	70	61
Mining taxes	290	224
Tax impact of amounts recognized within accumulated OCI	—	(2)
Other items	(1)	—
Income tax expense	$1,520	$861
1We are able to claim certain allowances, incentives and tax deductions unique to extractive industries that result in a lower effective tax rate.
2We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate.